STOCK-BASED COMPENSATION - Outstanding and Unvested RSUs and MSUs (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Restricted Stock Units (RSUs)
Number of Shares
Balance at beginning of the period (shares) | shares	421,000
Granted (shares) | shares	1,121,000
Vested (shares) | shares	(26,000)
Forfeited (shares) | shares	(13,000)
Balance at end of the period (shares) | shares	1,503,000
Weighted Average Grant Date Fair Value
Balance at beginning of the period (USD per share) | $ / shares	$ 48.13
Granted (USD per share) | $ / shares	128.82
Vested (USD per share) | $ / shares	64.52
Forfeited (USD per share) | $ / shares	94.17
Balance at end of the period (USD per share) | $ / shares	$ 107.62
Market-Based Stock Units
Number of Shares
Balance at beginning of the period (shares) | shares	347,000
Granted (shares) | shares	0
Vested (shares) | shares	(347,000)
Balance at end of the period (shares) | shares	0
Weighted Average Grant Date Fair Value
Balance at beginning of the period (USD per share) | $ / shares	$ 44.76
Granted (USD per share) | $ / shares	0
Vested (USD per share) | $ / shares	44.76
Balance at end of the period (USD per share) | $ / shares	$ 0